Commitments And Contingencies (Schedule Of Operating Lease Maturity) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
2021	$ 33
2022	30
2023	23
2024	17
2024	9
Thereafter	58
Total undiscounted lease payments	170
Less imputed interest	(17)
Other Liabilities [Member]
Total future minimum lease payments	$ 153	$ 92